Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share [Line Items]
Net income (loss)	$ (1,784,919)	$ 4,647,886
Less: Income (loss) attributable to common stock subject to possible redemption
Net income (loss) available to common shares	$ (1,784,919)	$ 4,647,886
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share [Line Items]
Basic and diluted income (loss) available to shares (in Dollars per share)	$ (0.07)	$ 0.18
Basic and diluted weighted average number of shares (in Shares)	20,757,500	20,757,500
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share [Line Items]
Basic and diluted income (loss) available to shares (in Dollars per share)	$ (0.07)	$ 0.18
Basic and diluted weighted average number of shares (in Shares)	5,031,250	5,031,250